Accounts payable, accrued and other liabilities (Schedule of Accounts payable, accrued and other liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Jan. 02, 2020
Trade and other current payables [abstract]
Trade payables	$ 4,628	$ 3,721	$ 2,815
Accrued and other liabilities	3,893	3,446	1,903
Payroll taxes	17	16	12
Amounts due to Directors	69	45	46
Accounts payable and accrued liabilities	$ 8,607	$ 7,228	$ 4,776